SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2011 were exercised:

Common shares outstanding at June 30, 2011	169,141,820
Employees' stock options	9,047,351
Warrants	8,600,000
Restricted share unit plan	65,941

186,855,112

Schedule of changes in common stock

  The following table illustrates the changes in common shares for the six months ended June 30, 2011:

	# of Shares	$ Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	217,388	11,168
Shares issued under Incentive Share Purchase Plan	146,546	9,609
Shares issued under Dividend Reinvestment Plan	80,331	4,943
Restricted share unit plan	(22,800)	(1,796)

Common shares, end of period	169,141,820	3,102,141

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$68,825	$100,360	$114,089	$122,692

Weighted average number of common shares outstanding — basic	169,029,450	156,899,468	168,948,799	156,789,221
Add: Dilutive impact of employee stock options	1,086,858	1,047,887	1,086,858	1,047,887
Dilutive impact of warrants	2,265,878	1,915,390	2,530,192	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan	65,941	57,468	65,941	57,468

Weighted average number of common shares outstanding — diluted	172,448,127	159,920,213	172,631,790	159,584,740

Net income per share — basic	$0.41	$0.64	$0.68	$0.78

Net income per share — diluted	$0.40	$0.63	$0.66	$0.77